Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Gross accounts receivable	$ 1,314,201	$ 295,704
Less: allowance for doubtful accounts and contractual adjustments	(788,060)	(156,723)
Accounts receivable, net	$ 526,141	$ 138,981